Revenue Recognition, Accounts Receivable, and Concentration of Credit Risk (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenue Recognition Accounts Receivable and Concentration of Credit Risk [Line Items]
Expenses Reimbursement To Health Smart						$ 903,000
Expenses Reimbursed To Health smart Ancillary Network						560,000
Sales Allowances, Services	$ (174,000)		$ 53,000			60,000	$ 287,000
Allowance for Doubtful Accounts Receivable	125,000	$ 300,000	341,000	$ 125,000	$ 341,000	300,000	336,000
Profit Share Allocated To Health smart Ancillary Network	933,000	$ 343,000,000	0	1,905,000	0	$ 903,000	$ 0
Ancillary Network [Member]
Revenue Recognition Accounts Receivable and Concentration of Credit Risk [Line Items]
Revenues Net of Provider Payments	$ 1,500,000		$ 1,600,000	$ 2,900,000	$ 2,900,000